Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable
Schedule of accounts receivable

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade accounts receivable	4,649	3,645
Allowance for credit losses	(380)	(50)
Accounts receivable from shareholders	8,107	—
Accounts receivable from other related parties	549	223
Accounts receivable from underwriters, promoters, and employees	7	—
Other accounts receivable	12	7
Total accounts receivable, net of allowance for credit losses	12,944	3,825